Note 10 - Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2013
Asset Retirement Obligation Disclosure [Text Block]
Schedule of Asset Retirement Obligations [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Balance at beginning of the year	¥248,183	¥299,083	$3,176

Liabilities incurred	42,273	26,620	283
Liabilities settled	－	－	－
Accretion expense	8,627	8,882	94
Revision in estimated cash flows	－	－	－

Balance at end of the year	¥ 299,083	¥ 334,585	$3,553